Acquisition of businesses	6 Months Ended
Jun. 30, 2022
Disclosure of acquisition of businesses [abstract]
Acquisition of businesses
8. Acquisitions of businesses
Fair value of assets and liabilities arising from acquisitions of businesses:
(USD millions)	H1 2022	H1 2021

Property, plant and equipment	13

Right-of-use assets	12

Acquired research and development	1 223	161

Deferred tax assets	53	12

Other current assets	5

Cash and cash equivalents	89	6

Deferred tax liabilities	-303	-31

Current and non-current lease liabilities	-12

Trade payables and other liabilities	-68	-3

Net identifiable assets acquired	1 012	145

Acquired cash and cash equivalents	-89	-6

Non-controlling interests		-22

Goodwill	163	112

Net assets recognized as a result of acquisitions of businesses	1 086	229

Note 3 details significant acquisitions of businesses, specifically, the acquisition of Gyroscope in the first quarter of 2022. There were no significant acquisitions of businesses in the first half of 2021. The goodwill arising out of the Gyroscope acquisition is mainly attributable to the accounting for deferred tax liabilities on acquired assets and the assembled workforce. The goodwill for the first half of 2021 acquisition relates to buyer specific synergies and the assembled workforce. In the first half of 2022, no goodwill (H1 2021: nil) is tax deductible.